Provisions for pensions and similar obligations (Details 13)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Plan Assets As Percentage Of Total Plan Assets [Abstract]
Equity instruments	4.60%	1.00%	0.48%
Debt instruments	94.70%	98.16%	98.54%
Properties	0.35%	0.30%	0.28%
Other	0.35%	0.54%	0.70%